Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP PMI DPSP
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan:
    General:

The Philip Morris International Deferred Profit-Sharing Plan (the “Plan”) is a defined contribution plan maintained for the benefit of eligible salaried U.S. employees of Philip Morris International Inc. (the "Company") and certain of its current subsidiaries including PMI Global Services Inc., Philip Morris Global Brands Inc., Triaga Inc., PMI US Corporate Services Inc, Kairus Inc. and Aspeya US Inc. The Plan is designed to provide eligible employees with an opportunity to share in the profits of the Company and to invest certain of their funds in a tax-advantaged manner. Participants should refer to the official Plan document that legally governs the operation of the Plan for a complete description of the Plan's provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The administration of the Plan has been delegated to the Administrator, as defined in the Plan document. The Administration Committee, the Investment Committee and the Benefits Control Committee (hereinafter collectively referred to as “the Committees") are responsible for the operation and management of the investment of the assets of the Plan, other than the following investment options: the “PMI Stock Investment Option”; the “Altria Stock Investment Option”; the “Mondelēz International Stock Investment Option”; and the “Kraft Heinz Stock Fund Investment Option”, (hereinafter collectively referred to as “Stock Investment Options”) which are invested exclusively in the common stock of Philip Morris International Inc. (“PMI Stock”), Altria Group, Inc. (“Altria Stock”), Mondelēz International, Inc. (“Mondelēz Stock”) and The Kraft Heinz Company (“Kraft Heinz Stock”), respectively (hereinafter collectively referred to as “Common Stock”). Newport Trust Company is the named fiduciary with respect to the management of the Stock Investment Options. The Administrator, the Committees and Newport Trust Company are hereinafter collectively referred to as the “Fiduciaries”.

Contributions:

Each eligible employee of the Company may make before-tax, Roth after-tax and traditional after-tax contributions to the Plan as soon as administratively feasible after a participant’s date of hire. All eligible grandfathered employees (hired by, rehired by or transferred to the Company by January 1, 2009), who are not Match-Eligible Employees, are eligible for the Company's contribution (the “Grandfathered Company Contribution”). Match-Eligible Employees (defined as employees who are hired or rehired by, or transferred to, the Company on or after January 1, 2009) automatically become eligible for a non-elective Company contribution upon the participants' date of hire equal to 5% of the employee's eligible compensation and a discretionary Company contribution based on a global Company score from a scale of minimum 0% to a maximum 5%. In addition, Match-Eligible Employees, who make before-tax, Roth after-tax and/or traditional after-tax contributions become eligible for a Company match contribution (the “Company Match Contribution”) upon the participants date of hire. Participants can direct all contributions among twenty investment options. The business rating (further discussed in Note 3), which is determined by the Philip Morris International Inc. Board of Directors Compensation and Leadership Development Committee (the "Compensation and Leadership Development Committee,"), resulted in a 2025 Grandfathered Company Contribution of 15% of eligible compensation. The global Company score, which is determined in a similar way as the business rating, resulted in a 2025 discretionary contribution of 5% of eligible compensation for Match-Eligible Employees.
Employee Stock Ownership Plan:
The employee stock ownership plan (“ESOP”) portion of the Plan permits each participant who invests in the PMI Stock Investment Option to elect, no later than the business day immediately preceding an ex-dividend date with respect to a dividend payable on shares of PMI Stock, to have the dividend paid to them in cash or have the dividend reinvested in additional shares of PMI Stock.

Any cash dividends paid on Altria Stock, Mondelēz Stock or Kraft Heinz Stock cannot be reinvested in their respective Stock Investment Options, but instead will be invested according to the participant's current investment elections. If the participant has not provided an investment election, cash dividends will be invested in the Vanguard Target Date Retirement funds. The participant does not have the right to elect to have these dividends paid to them in cash.

Participant Accounts:

Each participant's Plan account is credited with the Company's contribution, the Company Match Contribution (for Match-Eligible Employees), participant's personal contributions and the allocated share of the investment activities of each investment option in which he or she participates, and is charged with an allocation of Plan expenses, as defined by the Plan document.

Vesting:

All participant contributions (including rollover contributions) plus actual earnings or losses thereon are immediately 100% vested and are nonforfeitable. Effective for participants whose employment commencement date occurs on or after January 1, 2025, all Company contributions made on behalf of such participants are subject to a three-year cliff vesting schedule. Participants who were participating in the Plan as of December 31, 2024, remain fully vested in the balance held in their Plan accounts. A participant is credited with a year of service for vesting purposes upon completion of 365 days (one year) of service.

Distributions and Withdrawals:

Distributions are made only when a person ceases to be a participant. Upon termination, including retirement, a participant has various options available, as described in the Plan, with respect to the distribution of his or her Plan account balances.

Participants may make in-service withdrawals in accordance with the provisions outlined in the Plan document.

Participant Loans:

The loan program permits active participants to borrow from their Plan accounts in accordance with the provisions outlined in the Plan document. Interest on participant loans, which is determined at the time of the loan issuance, is equal to the prime rate as published in The Wall Street Journal generally as of the last day of the quarter preceding the loan and is fixed for the term of the loan. The minimum loan amount is $1,000 and the maximum loan amount is the lesser of one-half of a participant's account balance at the time of the loan request or $50,000, less the participant's highest outstanding loan balance during the 12-month period preceding the loan request. Loan repayment periods range from two to twenty-five years depending on the type of loan.

A participant's loan account equals the original principal amount less principal repayments. The principal amounts of loan repayments reduce the loan account and are added back to the participant's Plan accounts originally used as the source of the loan. The repaid amount (including interest) is reinvested in the investment options according to the participant's investment authorization in effect at the time of repayment.